Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001802255
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	Guardian Pharmacy Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42284
Entity Tax Identification Number	87-3627139
Entity Address, Address Line One	300 Galleria Parkway
Entity Address, Address Line Two	SE
Entity Address, Address Line Three	Suite 800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(404)
Local Phone Number	810-0089
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	GRDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false